ZEVENBERGEN GROWTH FUND	Zevenbergen Growth Fund Investor Class ZVNBX Institutional Class ZVNIX Summary Prospectus October 31, 2024 www.zci.com/funds
Before you invest, you may want to review the Zevenbergen Growth Fund’s (the “Fund”) statutory prospectus and statement of additional information (“SAI”), which contain more information about the Fund and its risks. The current statutory prospectus and SAI dated October 31, 2024, are incorporated by reference into this Summary Prospectus. You can find the Fund’s statutory prospectus, SAI, reports to shareholders and other information about the Fund online at www.zci.com/funds. You can also get this information at no cost by calling 1-844-ZVNBRGN (1‑844‑986-2746) or by sending an e-mail request to funds@zci.com.
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		0.47%		0.42%
Shareholder Servicing Fees	0.15%		0.10%
Remainder of Other Expenses	0.32%		0.32%
Total Annual Fund Operating Expenses		1.52%		1.22%
Less: Fee Waiver and/or Expense Reimbursement		-0.22%		-0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.30%		1.00%

(1)Zevenbergen Capital Investments LLC (the “Advisor” or “ZCI”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) in order to limit the total annual fund operating expenses to 1.15% and 0.90% of average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively (each, an “Expense Cap”). Each Expense Cap will remain in effect through at least October 31, 2025, and may be terminated only by the Advisor Managed Portfolios (the “Trust”) Board of Trustees (the “Board”). The Advisor may request recoupment from the Fund of previously waived fees and paid expenses of the Fund and the Predecessor Fund (defined below under “Investment Performance”) for up to three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap at the time such amounts were waived or paid, and (2) the Fund’s Expense Cap at the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The amounts shown in the Example would be the same even if you did not redeem your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year of each period). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$132	$459	$808	$1,794
Institutional Class	$102	$365	$649	$1,458
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2024, the Fund’s portfolio turnover was 13.62% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to invest in U.S.-traded equity securities of companies that exhibit, or have the potential to exhibit, high sustainable growth for sales, earnings, and free cash flow. The Advisor applies a bottom-up stock selection process, emphasizing companies with established or improving competitive advantages, large addressable customer bases, and management teams aligned with long-term shareholder interests. The Fund’s portfolio generally will contain 30-60 stocks of any market capitalization across several sectors. The Fund may invest in initial public offerings (“IPOs”) and other equities new to the public markets, including direct listings by organizations, as a method of initial access to public markets.
Under normal circumstances, the Fund will invest in equity securities, primarily common stocks, of small-, medium-, and large- capitalization issuers. The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depositary Receipts (“ADRs”). In determining whether an issuer is foreign, the Advisor will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances as determined by the Advisor.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest a significant portion of its assets in the securities of companies in the same sector or sectors. The Fund currently has significant exposure within each of the consumer discretionary and technology sectors.
The Advisor’s growth equity investment philosophy is predicated on company revenue, cash flow and earnings growth being the essential catalysts of stock price appreciation (i.e., drivers to increase the price of stocks), combined with financial flexibility and experienced management offering competitive advantages during market downturns. The Advisor employs a research intensive, bottom-up strategy (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles) to identify investments meeting these criteria.
Principal Risks of Investing in the Fund
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.
ADR Risk. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.
Equity Securities and Market Risk. The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Advisor’s control. These types of events could adversely affect the Fund’s performance.
Foreign Securities and Companies Risk. Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.
Growth Stock Risk. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations and may be more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may revert to broader market norms, causing their stock prices to fall.
IPOs and Unseasoned Companies Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are also subject to equity securities risk. Shares of equities new to public markets are also subject to the risk that the Fund may not be able to dispose of them readily at favorable times or prices, or the Fund may have to sell them at a loss due to the lack of an active market.
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Advisor in implementing these investment strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives. The Advisor’s assessment of the value of a holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the Advisor.
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic such as COVID-19, the large expansion of government deficits and debt, military conflicts, inflation, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.
Sector Emphasis Risk. Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
◦Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
◦Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
Investment Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Zevenbergen Growth Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
The bar chart shows the Predecessor Fund’s Institutional Class performance from year to year. The table below illustrates how the Predecessor Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance and also a second more narrowly tailored index. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).

Calendar Years Ended December 31

124.61%
100%
64.41%
50%
33.98%
38.08%
6.07%
0%
-2.87%
-8.85%
-50%
-54.65%
-100%
2016
2017
2018
2019
2020
2021
2022
2023

During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 54.30% for the quarter ended June 30, 2020, and the lowest quarterly return was -40.64% for the quarter ended June 30, 2022.
For the year-to-date period ended September 30, 2024, the Fund’s total return was 22.69%.
Average Annual Total Returns
For the Periods Ended December 31, 2023

Institutional Class	1 Year	5 Years	Since Inception August 31, 2015
Return Before Taxes	64.41%	16.08%	13.84%
Return After Taxes on Distributions	64.41%	15.97%	13.77%
Return After Taxes on Distributions and Sale of Fund Shares	38.13%	13.05%	11.54%
Investor Class
Return Before Taxes	63.92%	15.74%	13.52%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	12.68%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	41.21%	18.85%	15.66%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Advisor: Zevenbergen Capital Investments LLC serves as the Fund’s investment adviser.

Asset Management Team
Portfolio Managers: Nancy Zevenbergen, CFA, Joseph Dennison, CFA, and Anthony Zackery, CFA are the Portfolio Managers of the Fund and have been jointly and primarily responsible for the day-to-day management of the Fund since its inception in January 2024 and the Predecessor Fund since its inception in August 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to Zevenbergen Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701, by telephone at 1-844-ZVNBRGN (1-844-986-2746) or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amount for the Investor Class is $2,500 and the minimum initial investment amount for the Institutional Class is $50,000. The minimum subsequent investment amount for the Investor Class is $100 and the minimum subsequent investment amount for the Institutional Class is $500. Your financial intermediary may impose different investment minimums. Please contact them for additional details.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income, qualified dividend income, or capital gains, unless you invest though a tax-advantaged arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.